Fair Value by Maturity Periods of Available for Sale Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Contractual maturities
Within one year	$ 189,655
One year to five years	67,838
After five years	274
Equities	8,229
Insurance subsidiary investments	$ 265,996	$ 245,389